Document And Entity Information	Feb. 20, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 20, 2026
Entity Registrant Name	Xometry, Inc.
Entity Central Index Key	0001657573
Entity Emerging Growth Company	false
Entity File Number	001-40546
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	6116 Executive Blvd, Suite 800
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(240)
Local Phone Number	252-1138
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.000001 per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ
Amendment Description	In accordance with Instruction 2 to Item 5.02 of Form 8-K, this Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Xometry, Inc. (the “Company”) with the Securities and Exchange Commission on February 24, 2026 (the “Original 8-K”) to provide the compensatory terms of the amended employment agreements for Sanjeev Singh Sahni, who will serve as the Company's Chief Executive Officer effective as of July 1, 2026 (the “Effective Date”), and Randolph Altschuler, who will serve as the Company's Executive Chair of the Board of Directors of the Company (the “Board”) effective as of the Effective Date. Except as set forth herein, the Original 8-K is not amended. This Amendment supplements the Original 8-K and should be read in conjunction with the Original 8-K.